Investments in affiliates and joint ventures - Summary of Movement in Investments In Affiliates and Joint Ventures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Balance, beginning of the year	$ 0	$ 0
Additions arising on acquisition	11,728	0
Share of net income	60	0
Balance, end of the year	$ 11,788	$ 0